Investments accounted for using the equity method - Joints venture (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using the equity method
Opening balance	₺ 103,926	₺ 41,701
Shares of profit/(loss)	90,090	(13,775)	₺ (15,712)
Contribution to capital increase	484,568	76,000	38,000
Closing balance	₺ 678,584	₺ 103,926	₺ 41,701